Goodwill and Intangible Assets, Net (Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
Goodwill [Line Items]
Goodwill	$ 3,653	$ 2,130
Accumulated impairment losses	(3,653)	(2,130)
Net goodwill
Printar [Member]
Goodwill [Line Items]
Impairment loss on goodwill	$ 1,555